Supplement to the Combined Information Statement/Prospectus

We previously sent you a Combined Information Statement/Prospectus relating to the reorganization of Vanguard Developed Markets Index Fund into Vanguard Tax-Managed International Fund. This supplement clarifies certain information presented in the Combined Information Statement/Prospectus. The reorganization is expected to occur on or about April 4, 2014. Please call Vanguard toll-free at 800-662-7447 if you have questions about the reorganization or if you would like to receive a duplicate copy of the Combined Information Statement/Prospectus.

Combined Information Statement/Prospectus Text Changes

The following replaces the “Comparison of Investment Performance” section on pages 2–3 of the summary preceding the Combined Information Statement/ Prospectus. The financial information in this section remains unchanged. The share classes presented in the Average Annual Total Returns table have been clarified.

Comparison of Investment Performance

The following table shows the average annual total returns of the Investor Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares of the Developed Markets Fund, along with the Admiral Shares and Institutional Shares of the International Fund. The Investor Shares and Institutional Plus Shares of the International Fund were launched on December 19, 2013. Performance based on net asset value for the Investor Shares and Institutional Plus Shares would be substantially similar to the Admiral Shares and Institutional Shares of the International Fund, respectively, because the Share Classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the Share Classes differ. Also shown are the returns of the Funds’ current benchmark, the FTSE Developed ex North America Index, which measures the performance of the common stocks of large and mid-cap companies located in developed countries of Europe, Australia, Asia, and the Far East.

Average Annual Total Returns1 for Periods Ended December 31, 20122

	One Year	Five Years	Ten Years
Developed Markets Fund
Investor Shares	18.83%	–3.33%	8.37%
Developed Markets Fund
Admiral Shares	18.91%	N/A	N/A
Developed Markets Fund
Institutional Shares	19.00%	–3.25%	8.41%
Developed Markets Fund
Institutional Plus Shares	18.96%	N/A	N/A
International Fund
Admiral Shares	18.56%	–3.27%	8.45%
International Fund
Institutional Shares	18.70%	–3.21%	8.53%
FTSE Developed ex North America
Index[3]	18.25%	–3.08%	8.86%

1 Returns shown are before taxes and net of fees.

2 Keep in mind that the Funds’ past performance does not indicate how they will perform in the future. Actual future performance may be higher or lower than the performance shown.

3 This reflects no deduction for fees, expenses, or taxes.

The following replaces a similar paragraph and table for Admiral Shares on page 14 of the Combined Information Statement/Prospectus. The financial information in this section remains unchanged. The share class presented in the examples has been clarified.

Examples

The following examples are intended to help you compare the cost of investing in Admiral Shares of the Developed Markets Fund, the International Fund, and the combined Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in each Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Developed Markets
Fund Admiral Shares	$9	$29	$51	$115
International Fund
Admiral Shares	$9	$29	$51	$115
International Fund
Pro Forma
Combined Fund
Admiral Shares	$9	$29	$51	$115

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

The following replaces a similar paragraph and table for Institutional Shares beginning on page 15 of the Combined Information Statement/Prospectus. The financial information in this section remains unchanged. The share class indicated in the paragraph has been clarified.

Examples

The following examples are intended to help you compare the cost of investing in Institutional Shares of the Developed Markets Fund, the International Fund, and the combined Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in each Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Developed Markets
Fund Institutional
Shares	$7	$23	$40	$90
International Fund
Institutional Shares	$7	$23	$40	$90
International Fund
Pro Forma
Combined Fund
Institutional Shares	$7	$23	$40	$90

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

The following replaces a similar paragraph and table for Institutional Plus Shares beginning on page 17 of the Combined Information Statement/Prospectus. The financial information in this section remains unchanged. The share class indicated in the paragraph has been clarified.

Examples

The following examples are intended to help you compare the cost of investing in Institutional Plus Shares of the Developed Markets Fund, the International Fund, and the combined Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in each Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Developed Markets
Fund Institutional Plus
Shares	$6	$19	$34	$77
International Fund
Institutional Plus Shares	$6	$19	$34	$77
International Fund
Pro Forma
Combined Fund
Institutional Plus Shares	$6	$19	$34	$77

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

The term “post-Registration” in the charts on pages 19 and 20 of the Combined Information Statement/Prospectus is replaced with “post-Reorganization.”

The following is added as a separate sentence at the top of page 21 of the Combined Information Statement/Prospectus:

As of October 31, 2013, the largest markets covered in the Index were Japan, the United Kingdom, France, Switzerland, and Germany (which made up approximately 21%, 20%, 9%, 8%, and 8%, respectively, of the Index’s market capitalization).

The following replaces the second Capitalization Table on page 58 of the Combined Information Statement/Prospectus:

Capitalization Table

(unaudited)

	Developed	International	Total	Pro Forma
	Markets Fund	Fund	Pro Forma	Combined
	Admiral Shares	Admiral	Adjustments International Fund
		Shares	(b)	Admiral Shares

Total Net Assets $3,064,423,598 $1,897,158,118			($11,856)	$4,961,569,860
Total Number
of Shares
Outstanding	91,708,231	144,642,609	141,928,713	378,279,553
NAV Per Share	$33.41	$13.12	—	$13.12

(b) Pro Forma adjustments represent the dollar amount of reorganization expenses incurred by Developed Markets Fund and the net change in shares outstanding pursuant to the Reorganization.

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Vanguard Marketing Corporation, Distributor.

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